Tax Situation - Summary of Weighted-Average Income Tax Rate Applicable To Pre-tax Income (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before income tax	S/ (474,726)	S/ 133,948	S/ 45,112
Income tax by applying local applicable tax rates on profit generated in the respective countries	(141,370)	40,507	13,811
Reversal of deferred income tax asset	174,716
Non-recoverable item	85,301
Non-deductible expenses	84,832	70,052	30,472
Unrecognized deferred income tax asset	82,424	8,592	1,562
Change in prior years estimations	36,529	3,235	9,005
Provision of tax contingencies	7,079
Adjustment for changes in rates of income tax	622	1,524	27
PPUA adjustment for changes in tax rates			(611)
Non-taxable income	(1,195)	(1,691)	(4)
Equity method (profit) loss	(64)	(1,094)	394
Others, net	(8,917)	(7,807)	(8,351)
Income tax	S/ 319,957	S/ 113,318	S/ 46,305